Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Unique Underwriters, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Amendment Description	Response to SEC Comment Lettes
Entity Central Index Key	0001514113
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		10,760,608
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY